Summary of Significant Accounting Policies (Details - Concentration of risk) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Product Information [Line Items]
Revenue	$ 28,689	$ 74,215	$ 254,274	$ 264,954
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Product Information [Line Items]
Revenue	$ 28,500	$ 0	$ 132,531	$ 0
Concentration risk percentage	99.00%	0.00%	52.00%	0.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Product Information [Line Items]
Revenue	$ 0	$ 37,981
Concentration risk percentage	0.00%	51.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Product Information [Line Items]
Revenue	$ 0	$ 18,923
Concentration risk percentage	0.00%	25.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Product Information [Line Items]
Revenue			$ 80,942	$ 0
Concentration risk percentage			32.00%	0.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Product Information [Line Items]
Revenue			$ 26,019	$ 0
Concentration risk percentage			10.00%	0.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer F [Member]
Product Information [Line Items]
Revenue			$ 0	$ 69,325
Concentration risk percentage			0.00%	26.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer G [Member]
Product Information [Line Items]
Revenue			$ 0	$ 51,761
Concentration risk percentage			0.00%	20.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer H [Member]
Product Information [Line Items]
Revenue			$ 0	$ 37,981
Concentration risk percentage			0.00%	14.00%